Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Net operating losses carried forward	$ 133,483	$ 85,085
Valuation allowance	(133,483)	(85,085)
Net deferred income tax asset	$ 0	$ 0